Basis of Preparation of the Half-Year Financial Statements and Accounting Policies (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Other revenues	€ 1,358	€ 1,005	€ 2,392
Collaboration Agreement with GSK
Disclosure of initial application of standards or interpretations [line items]
Current contract liabilities			264
Other revenues	94
Collaboration Agreement with GSK | US Government
Disclosure of initial application of standards or interpretations [line items]
Government grant recognised as deduction from development expenses	€ 30		€ 265
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%